Income Taxes - Components of Net Deferred Tax Amounts (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 262	$ 228
Accrued expenses	209	125
Net operating loss	17,935	15,313
Research and experimentation credits	1,349	562
Stock-based compensation	2,446	559
Interest	1,072	832
Deferred revenue	91	137
Unrealized exchange gain	1	2
Leases	1,560	1,775
Other credits	51	464
Total deferred tax assets	24,976	19,997
Valuation allowance	(18,256)	(6,576)
Deferred tax assets, net of valuation allowance	6,720	13,421
Deferred tax liabilities:
Property and equipment	846	733
Prepaid expenses	574	179
Leases	1,686	1,821
Intangibles	6,478	17,598
Total deferred tax liabilities	9,584	20,331
Net deferred tax liability	$ 2,864	$ 6,910